Non-cash transactions (Tables)	12 Months Ended
Dec. 31, 2024
Non-cash Transactions
Schedule of non-cash transactions

	2024	2023	2022

Additions and remeasurements of right-of-use assets and lease liabilities	117,897	77,715	100,873
Remeasurement of earn-out of Além da Medicina, CardioPapers and Glic	-	2,556	-
Additions (reversals) of provision for legal proceedings with corresponding indemnification asset, net	(3,154)	20,000	48,333
Additions to intangibles and goodwill through accounts payable to selling shareholders. See Note 4.1.	279,989	234,000	52,329